Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Bank Borrowings
Schedule of bank borrowings

	June 30,	December 31,
	2019	2018
	(in US$’000)
Non-current	—	26,739

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2019	2018
	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	—	26,923
	—	26,923